SEPARATE ACCOUNTS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	$ 2,704.2	$ 2,280.8
Paid risk charges	0.4	0.4	$ 0.3
Payments to Separate Accounts	1.4	1.0	$ 0.8
Separate accounts reserve	2,460.4
Legally Insulated
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	2,663.8	2,240.3
Not Legally Insulated
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	40.4	40.5
Variable Annuity | Legally Insulated
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	580.3	527.6
Variable Life | Legally Insulated
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	2,083.5	$ 1,712.7
MODCO Reinsurance - Protective
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	$ 1,071.9